PP&E - Movements for materials and PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in impairment of materials and PP&E
PP&E at beginning of year	$ 878,856
PP&E at end of year	792,794	$ 878,856
Materials | Allowance for obsolescence and impairment of materials
Movements in impairment of materials and PP&E
PP&E at beginning of year	9,203	7,656
(Increases)/ uses	104	(1,590)
Currency translation adjustments	20	43
PP&E at end of year	9,079	9,203
Materials | Impairment allowance
Movements in impairment of materials and PP&E
PP&E at beginning of year	(9,203)
PP&E at end of year	(9,079)	(9,203)
PP&ES | Impairment allowance
Movements in impairment of materials and PP&E
PP&E at beginning of year	(3,155)	(2,388)
(Increases)/ uses	2,384	(767)
PP&E at end of year	$ (771)	$ (3,155)